PRODUCTION COSTS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Film production cost
Subtotal for completed films	$ 24,651	$ 25,925
Subtotal for films in production and not released	157,883	116,320
Total	182,534	142,245
Production costs that are expected to be amortized during the next twelve months	$ 10,640
Expected amortized costs within three years (as a percent)	86.00%
Period over which film costs are amortized	3 years